Schedule of Investments (unaudited)
August 31, 2026
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 Franklin Short-Term Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 101.1%
Alabama — 5.5%
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue, Series A-2	3.938%	4/1/34	$2,000,000	$2,004,399 (a)
Montgomery County, AL, Board of Education, Special Tax Revenue, Series A, Refunding	5.000%	3/1/27	500,000	505,572 (b)
Southeast Energy Authority, AL, Cooperative District, Commodity Supply Revenue:
Series A	5.500%	12/1/29	500,000	528,084 (a)(c)
Series B	4.000%	12/1/31	2,000,000	1,992,508 (a)(c)
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.250%	1/1/33	2,725,000	2,798,867 (a)(c)
Series C	5.000%	11/1/26	100,000	100,262
Series C	5.000%	11/1/27	80,000	81,460
Water Works Board of the City of Birmingham, AL, Revenue, Series 2024	3.750%	9/1/26	2,500,000	2,500,000 (d)
Total Alabama				10,511,152
Alaska — 0.8%

Alaska Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A	5.000%	10/1/28	1,530,000	1,585,791
Arizona — 0.6%
Arizona State IDA, Education Revenue, Unity at West Glendale Project, Series 2024	5.000%	9/1/26	200,000	200,000 (a)(c)
Maricopa County, AZ, IDA Education Revenue, Banner Health, Series A, Refunding	5.000%	1/1/27	750,000	755,369
Pima County, AZ, Tucson USD, GO, Series 2017, Refunding	3.000%	7/1/29	245,000	244,074
Total Arizona				1,199,443
Arkansas — 0.6%
Fayetteville, AR, Sales & Use Tax Capital Improvement Revenue, Series 2026, Refunding	5.000%	11/1/27	525,000	538,968 (b)
Springdale, AR, Public Facilities Board Revenue, Arkansas Children’s Northwest, Series 2026, Refunding	5.000%	3/1/28	625,000	645,074
Total Arkansas				1,184,042
California — 9.7%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series G	5.000%	8/1/32	2,000,000	2,033,892 (a)(c)
California State Health Facilities Financing Authority Revenue:
Episcopal Communities & Services, Initial Entrance Fees, Series A	3.850%	11/15/27	1,500,000	1,500,530
Series A, Refunding	5.000%	6/1/27	370,000	376,124
Series A, Refunding	5.000%	6/1/28	290,000	299,819
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts and Sciences, Obligated Group Series B, Refunding	5.000%	11/1/29	270,000	289,506
Brightline West Passenger Rail Project, Series C	3.500%	11/2/26	1,000,000	999,846 (a)(c)(d)(e)
California State MFA Revenue:
California Lutheran University, Series 2018, Refunding	5.000%	10/1/26	570,000	570,773
Humangood California Obligated Group, Series A, Refunding	4.000%	10/1/30	165,000	165,058
Palomar Health, COP, Series A, Refunding, AG	5.000%	11/1/27	100,000	101,549
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Palomar Health, COP, Series A, Refunding, AG	5.000%	11/1/28	$115,000	$118,233
California State University Revenue, Series B-2, Refunding	0.550%	10/26/26	2,200,000	2,192,886 (a)(c)
East County, CA, Advanced Water Purification, Joint Powers Authority Revenue, Green Bonds, Series A	3.125%	9/1/26	500,000	500,000
Fontana, CA, Community Facilities District No. 109, Special Tax Revenue:
Series 2024	5.000%	9/1/30	235,000	246,679
Series 2024	5.000%	9/1/31	245,000	258,429
Series 2024	5.000%	9/1/32	260,000	275,450
Series 2024	5.000%	9/1/34	400,000	424,120
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series 2018, Refunding	5.000%	7/1/33	1,240,000	1,266,531
Series 2025, Refunding	5.000%	7/1/28	1,000,000	1,028,960
Los Angeles, CA, Revenue, Series A	5.000%	6/24/27	2,000,000	2,042,171
Oro Grande, CA, Elementary School District Revenue, COP, Series 2020, Refunding	4.000%	9/15/28	2,095,000	2,111,686
Rio, CA, Elementary School District, GO, CAB	0.000%	7/1/31	1,000,000	844,960
San Bernardino County, CA, School Facilities Improvement District No. 2, GO, CAB, BAN	0.000%	7/1/29	1,000,000	900,651
Total California				18,547,853
Colorado — 0.4%
Colorado State Health Facilities Authority Revenue, Christian Living Communities Obligated Group, Series 2026, Refunding	5.000%	1/1/27	245,000	246,704
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	525,000	556,362 (d)
Total Colorado				803,066
Connecticut — 0.1%

Aquarion, CT, Water System Authority Revenue, Series D	5.000%	8/1/30	125,000	133,247
District of Columbia — 1.0%
District of Columbia Revenue:
Georgetown University, Series A, Refunding	5.000%	4/3/35	750,000	806,669 (a)(c)
International School, Series 2019	5.000%	7/1/27	300,000	303,740
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/26	225,000	225,387 (e)
Series A, Refunding	5.000%	10/1/33	500,000	516,105 (e)
Total District of Columbia				1,851,901
Florida — 4.7%
Alachua County, FL, Health Facilities Authority Revenue, Oak Hammock, University of Florida Inc. Project, Series B-3	3.625%	10/1/30	250,000	250,027
East Nassau, FL, Stewardship District, Special Assessment Revenue, Series 2025	4.100%	5/1/30	1,605,000	1,600,832
Florida State Development Finance Corp. Revenue, Tampa General Hospital Project, Series A	5.000%	8/1/27	260,000	265,293
Florida, FL, HFC Revenue, Homeowner Mortgage Revenue, Series 2022, GNMA / FNMA / FHLMC	3.500%	7/1/52	1,215,000	1,212,514
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue:
Lakewood Ranch Southeast Project	5.000%	5/1/30	285,000	298,321
Taylor Ranch Project	5.400%	5/1/28	145,000	148,375
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/30	1,250,000	1,327,037 (e)
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A, Refunding	5.000%	10/1/29	$1,080,000	$1,141,190
Orlando, FL, Community Redevelopment Agency, Tax Increment Revenue, Series A, BAM	5.000%	9/1/29	1,000,000	1,049,048
Parkside Trails Community Development District Revenue, FL, Special Assessment Bonds, Series 2025	4.300%	5/1/35	285,000	276,638
Pinellas County, FL, IDA Revenue, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding Inc. Project, Series 2019	5.000%	7/1/29	255,000	261,373
St. Johns County, FL, IDA Revenue, Senior Living Revenue Bonds, Vicars Landing Project, Series A, Refunding	4.000%	12/15/28	200,000	200,266
Volusia County, FL, Educational Facilities Authority Educational Facilities Revenue:
Embry-Riddle Aeronautical University, Inc. Project, Series 2025	5.000%	10/15/28	125,000	130,542
Embry-Riddle Aeronautical University, Inc. Project, Series 2025	5.000%	10/15/29	200,000	212,112
Westview, FL, South Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	4.050%	5/1/30	390,000	388,987 (d)
Windsor Cay, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Series 2025	4.250%	5/1/35	240,000	235,796 (d)
Total Florida				8,998,351
Georgia — 3.8%
Burke County, GA, Development Authority, PCR, Georgia Power Co. Plant Vogtle Project, Series 2013, Refunding	3.375%	3/12/27	500,000	500,981 (a)(c)
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue:
Cobb Galleria Centre Project, Series 2025	5.000%	10/1/27	100,000	102,573
Cobb Galleria Centre Project, Series 2025	5.000%	10/1/28	100,000	104,801
DeKalb County, GA, Housing Authority Revenue, Series 2024	4.000%	3/1/34	780,000	767,513
Main Street Natural Gas Inc., GA, Gas Supply Revenue:
Series A	4.000%	9/1/27	2,200,000	2,219,974 (a)(c)
Series C	4.000%	11/1/27	2,000,000	1,997,688 (a)(c)(d)
Series C	4.000%	12/1/28	1,000,000	1,010,501 (a)(c)
Series D	5.000%	4/1/31	500,000	525,502 (a)(c)
Total Georgia				7,229,533
Guam — 0.2%

Guam Government, Waterworks Authority Revenue, Water and Wastewater System, Series A	5.000%	7/1/31	270,000	286,915
Idaho — 0.2%

Idaho Housing & Finance Association Revenue, ID, Idaho Housing & Finance Association Revenue, Series H, GNMA - Collateralized	3.000%	9/21/46	344,797	295,063
Illinois — 4.8%
Cook & Du Page County, IL, Combined School District No. 113A, GO, Lemont Bromberek, Series 2021	3.000%	1/1/35	725,000	672,472
Illinois State Finance Authority Revenue:
American Water Capital Corp. Project, Series 2020, Refunding	3.875%	9/1/28	2,250,000	2,280,265 (a)(c)
Series 2019, Refunding (SOFR x 0.700 + 1.150%)	3.698%	9/1/28	480,000	481,375 (a)(c)
Illinois State Sales Tax Revenue, Series B, Refunding	5.000%	6/15/27	1,500,000	1,525,609
Illinois State, GO:
Series A	4.100%	9/1/26	1,800,000	1,800,000
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series A	5.000%	11/1/26	$745,000	$747,724
Lake County, IL, Consolidated High School District No 120, GO, Mundelein High School, Series 2026	5.000%	12/1/26	1,750,000	1,759,494
Total Illinois				9,266,939
Indiana — 1.9%
Carmel, IN, Local Public Improvement Bond Bank Revenue:
AD Valorem Property Tax Supported Project, Series 2026, Refunding	5.000%	1/15/27	500,000	504,456
AD Valorem Property Tax Supported Project, Series 2026, Refunding	5.000%	7/15/27	375,000	382,820
Indiana State Finance Authority Revenue:
Ascension Senior Credit Group, Series A-1, Refunding	5.000%	11/15/27	1,200,000	1,230,616
Series B	5.000%	5/1/28	755,000	772,312
Series B	5.000%	5/1/29	795,000	821,955
Total Indiana				3,712,159
Kansas — 0.3%

Valley Center, KS, GO, Temporary Notes, Series 2026-1	3.500%	12/1/29	665,000	666,354
Kentucky — 5.0%
Fayette County, KY, School District, GO, Series 2026, ST INTERCEPT	4.000%	6/15/27	850,000	857,352
Kentucky State PEA, Gas Supply Revenue:
Series A	5.000%	7/1/27	525,000	531,545
Series A	5.000%	7/1/28	1,000,000	1,024,580
Series A, Refunding	5.250%	12/1/29	1,000,000	1,051,075 (a)(c)
Series B	5.000%	12/1/33	2,000,000	2,034,743
Series B, Refunding	5.000%	8/1/32	750,000	783,579 (a)(c)
Owen County, KY Water Facilities Revenue, Kentucky-American Water Company Project, Series 2020, Refunding	3.875%	9/1/28	2,250,000	2,280,264 (a)(c)
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	1,000,000	1,006,569 (a)(c)(e)
Total Kentucky				9,569,707
Louisiana — 2.9%
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series A, Refunding	4.200%	9/1/28	1,500,000	1,511,579 (a)(c)
Louisiana State PFA, Hospital Revenue, Ochsner Clinic Foundation Project, Refunding	5.000%	5/15/30	1,000,000	1,060,429
New Orleans, LA, GO:
Public Improvement Bonds, Series A	5.000%	12/1/28	250,000	259,314
Public Improvement Bonds, Series A	5.000%	12/1/29	260,000	272,126
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	2,000,000	2,005,414 (a)(c)
Marathon Oil Corp. Project, Series D, Refunding	3.000%	7/2/29	500,000	496,415 (a)(c)
Total Louisiana				5,605,277
Maine — 1.2%
Maine State, ME, Housing Authority Revenue, Series A	5.000%	10/1/28	500,000	522,865
Portland, ME, General Airport Revenue:
Series 2026, Refunding	5.000%	1/1/27	540,000	544,047
Series 2026, Refunding	5.000%	1/1/28	595,000	612,205
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maine — continued
Series 2026, Refunding	5.000%	1/1/29	$545,000	$570,783
Total Maine				2,249,900
Maryland — 0.1%

Maryland State Health & Higher EFA Revenue, Stevenson University Project, Series A, Refunding	5.000%	6/1/29	200,000	207,263
Massachusetts — 2.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding, NATL	0.000%	1/1/29	835,000	778,111
Massachusetts State DFA Revenue:
CHF Merrimack Inc., Merrimack College Student Housing Project	4.250%	7/1/34	450,000	448,838 (d)
Emerson College, Refunding	5.000%	1/1/27	1,010,000	1,014,831
Series 2026, Refunding	5.000%	10/1/27	1,450,000	1,486,205
Quincy, MA, GO, BAN, Refunding	5.000%	8/13/27	750,000	765,757
Total Massachusetts				4,493,742
Michigan — 0.7%
Detroit, MI, Downtown Development Tax Increment Revenue, Series 2024, Refunding	5.000%	7/1/48	775,000	786,587
Detroit, MI, GO, Unlimited Tax, Series B	6.844%	5/1/28	110,000	112,324
Flint Hospital Building Authority Revenue, MI, Hurley Medical Centre, Series B, Unrefunded	4.750%	7/1/28	210,000	209,660
Michigan State Strategic Fund Ltd. Obligation Revenue, Bedrock Detroit – Transformational Brownfield Plan Project, Series 2026	4.250%	10/1/36	150,000	149,825 (d)
Total Michigan				1,258,396
Minnesota — 3.8%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series A, Refunding	5.000%	11/15/36	825,000	838,556
Minnesota State Agricultural & Economic Development Board, Health Care Facilities Revenue:
Fairview Health Services, Series A, Refunding	5.000%	11/15/27	390,000	399,202
Fairview Health Services, Series A, Refunding	5.000%	11/15/28	455,000	473,257
Minnesota State Municipal Gas Agency Revenue:
Series A	5.000%	9/1/28	625,000	639,247
Series A	5.000%	9/1/29	1,565,000	1,609,719
Mounds View, MN, MFH Revenue, Silver Lake Pointe Project, Series A	2.900%	9/1/27	400,000	399,680 (a)(c)
Rochester, MN, MFH Revenue, The Commons at Bear Creek, Series 2026	2.950%	2/1/29	750,000	747,086 (a)(c)
Southern Minnesota Municipal Power Agency Revenue, Power Supply System, Series A, Refunding, NATL	0.000%	1/1/27	1,000,000	988,569
St. Cloud, MN, Health Care Revenue, CentraCare Health System, Series 2026, Refunding	5.000%	5/1/27	500,000	507,274
Wadena, MN, Revenue:
Cancer Center Project, Series A	5.000%	12/1/26	195,000	195,910
Cancer Center Project, Series A	5.000%	12/1/30	375,000	398,286
Total Minnesota				7,196,786
Missouri — 0.9%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/30	1,000,000	1,043,244 (e)
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — continued
Missouri State HEFA Revenue, University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	5.000%	5/1/28	$500,000	$510,651
Poplar Bluff Regional Transportation Development District Revenue, MO, Transportation Sales Tax Refunding and Improvement Revenue Bonds, Series B, Refunding	3.375%	12/1/31	155,000	149,434
Total Missouri				1,703,329
Montana — 0.9%
Forsyth, MT, Revenue, Northwestern Corp. Colstrip Project, Series 2023, Refunding	3.875%	7/1/28	1,300,000	1,315,656
Montana State Board of Housing Revenue, Aspen Village Apartments Project	2.900%	12/1/26	400,000	399,922 (a)(c)
Total Montana				1,715,578
Nebraska — 1.7%
Central Plains Energy Project, NE, Gas Project Revenue, Series A, Refunding	5.000%	9/1/30	1,000,000	1,037,629
Sarpy County, NE, Papillion-La Vista School District No 27, GO:
Series A, Refunding	2.450%	12/1/27	1,035,000	1,028,674
Series A, Refunding	2.550%	12/1/28	1,140,000	1,115,609
Total Nebraska				3,181,912
Nevada — 1.2%
Humboldt County, NV, Revenue, Sierra Pacific Power Company Projects, Series B, Refunding	3.550%	10/1/29	655,000	661,869
Reno-Tahoe, NV, Airport Authority Revenue, Series A	5.000%	7/1/29	1,500,000	1,573,303 (b)(e)
Total Nevada				2,235,172
New Hampshire — 0.3%

New Hampshire Municipal Bond Bank Revenue, Series B	5.000%	8/15/27	500,000	511,401
New Jersey — 3.7%
New Jersey State EDA Revenue, New Jersey American Water Company Inc. Project, Refunding	2.200%	12/3/29	500,000	469,554 (a)(c)(e)
New Jersey State EFA Revenue, The William Paterson University of New Jersey, Series A, Refunding, BAM	5.000%	7/1/27	1,355,000	1,381,099
New Jersey State Higher Education, Student Assistance Authority Revenue, Series B, Refunding	5.000%	12/1/26	1,015,000	1,020,070 (e)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	6/15/36	500,000	547,088
Transportation Program, Series AA, Refunding	5.000%	6/15/34	1,000,000	1,094,585
New Jersey State, GO, COVID-19 Emergency Bonds, Series A	5.000%	6/1/29	480,000	509,459
Newark, NJ, GO, NHA Affordable Housing Loans and Special Emergency Notes, Series D, BAN, Refunding	4.250%	5/5/27	2,000,000	2,007,052
Total New Jersey				7,028,907
New Mexico — 0.5%

Farmington, NM, Revenue, Public Service Company of New Mexico San Juan Project, Series B, Refunding	3.875%	6/1/29	1,000,000	1,017,095 (a)(c)
New York — 7.6%
Frankfort-Schuyler, NY, Central School District, GO, Series B, Refunding, State Aid Withholding	4.000%	7/16/27	2,000,000	2,020,965
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.500%	9/1/26	200,000	200,000 (a)(c)
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Monroe County, NY, Industrial Development Corp. Revenue, Eugenio Maria De Hostos Charter School Project	5.000%	7/1/34	$825,000	$833,314 (d)
MTA, NY, Transportation Revenue, Green Bonds, Series B, Refunding	5.000%	11/15/26	500,000	502,471
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series A, Subseries A-1, Refunding	5.000%	11/1/29	815,000	867,949
Subordinated, Series D, Subseries D-1, Refunding	5.000%	11/1/29	500,000	532,484
New York State Dormitory Authority Revenue:
New York University	5.000%	7/1/30	75,000	75,294
Pace York University, Series A	5.250%	5/1/27	175,000	177,460
Pace York University, Series A	5.250%	5/1/28	300,000	309,722
Pace York University, Series A	5.250%	5/1/29	225,000	235,231
St. Joseph’s College, Series 2021	5.000%	7/1/28	75,000	75,397
St. Joseph’s College, Series 2021	5.000%	7/1/29	75,000	75,504
New York State Energy Finance Development Corp. Revenue, Series 2025	5.000%	12/1/33	1,750,000	1,788,141 (a)(c)
New York State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2025	5.500%	6/30/37	1,000,000	1,083,229 (e)
Oakfield-Alabama, NY, Central School District, GO, BAN, Series 2026, Refunding, State Aid Withholding	4.000%	6/22/27	1,000,000	1,008,935
Rockland, NY, Central School District, GO, BAN, Series B, Refunding, State Aid Withholding	4.000%	6/24/27	2,000,000	2,019,059
Selkirk, NY, Fire District, GO, BAN, Series 2026, Refunding	4.000%	8/26/27	2,265,000	2,290,158
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	350,000	363,038
Total New York				14,458,351
North Carolina — 1.3%
Cumberland County, NC, Industrial Facilities & PCFA Revenue, Solid Waste Disposal Revenue, Project Aero, Series 2024	3.125%	12/1/26	1,560,000	1,560,169 (a)(c)(e)
Durham, NC, Housing Authority Revenue, Page Corners Apartments, Series 2025	3.150%	7/1/28	1,000,000	1,001,012 (a)(c)
Total North Carolina				2,561,181
North Dakota — 0.5%

Cass County, ND, Joint Water Resource District Revenue, Series A, Refunding, County GTD	3.450%	4/1/27	1,000,000	999,894
Ohio — 4.4%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	5.000%	11/15/27	80,000	82,139 (f)
Cleveland, OH, Department of Public Utilities Division of Public Power Revenue, Series A, Refunding, AG	5.000%	11/15/27	700,000	718,700
Columbus-Franklin County, OH, Finance Authority Revenue:
Barthman Family Homes Project, Series 2026	2.950%	1/1/29	1,000,000	996,466 (a)(c)
Landmark on Scioto, Series 2025	3.190%	6/1/29	1,000,000	1,000,040 (a)(c)
Dayton-Montgomery County, OH, Port Authority Revenue, Regional Stem Schools Inc. Project, Series 2024	5.000%	12/1/32	375,000	391,499
Lancaster, OH, Port Authority, Gas Supply Revenue, Series A, Refunding	5.000%	8/1/30	1,250,000	1,308,328 (a)(c)
Ohio HFA, Multi-Family Housing Revenue, Series 2025	3.700%	5/1/28	500,000	502,494 (a)(c)
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Ohio Higher Educational Facility Commission Revenue, The Cleveland Institute of Music 2022 Project	5.000%	12/1/27	$295,000	$297,601
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series 2026, Refunding	3.500%	4/1/30	1,000,000	997,439 (a)(c)
Duke Energy Corp. Project, Series B, Refunding	4.000%	6/1/27	500,000	501,558 (a)(c)
Youngstown State, OH, University Revenue, General Receipts Bonds, Series 2016, Refunding	5.000%	12/15/30	1,535,000	1,542,688
Total Ohio				8,338,952
Oklahoma — 0.4%

Washington County, OK, ISD No 30, GO, Series A	2.000%	5/1/28	825,000	809,118
Pennsylvania — 5.6%
Chester County, PA, IDA Revenue, Avon Grove Charter School, Series 2024	5.000%	3/1/27	800,000	800,491
Pennsylvania State Economic Development Financing Authority Revenue:
Solid Waste Disposal, Waste Management Inc. Project, Series A	3.250%	7/1/27	1,500,000	1,500,157 (a)(c)(e)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project, Series 2022	5.000%	12/31/29	270,000	283,328 (e)
UPMC Revenue Bonds, Series A, Refunding	5.000%	12/15/29	1,730,000	1,837,353
Pennsylvania State HFA Revenue:
Single Family Mortgage Revenue Bonds, Series 135A	3.000%	10/1/51	875,000	869,560
Single Family Mortgage Revenue Bonds, Series 149A	5.000%	10/1/26	250,000	250,453
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series A, Refunding	5.000%	12/1/36	1,000,000	1,003,227
Philadelphia, PA, Authority for IDR, Independence Charter School, West Project, Series 2019	4.000%	6/15/29	290,000	286,942
Philadelphia, PA, School District Revenue, Series B, Refunding, State Aid Withholding	5.000%	6/30/27	2,000,000	2,033,607 (b)
State Public School Building Authority, PA, College Revenue:
Delaware County Community College Project, Series 2026, Refunding, BAM	5.000%	10/1/26	685,000	686,132
Delaware County Community College Project, Series 2026, Refunding, BAM	5.000%	10/1/27	645,000	659,156
Delaware County Community College Project, Series 2026, Refunding, BAM	5.000%	10/1/28	420,000	437,299
Total Pennsylvania				10,647,705
Puerto Rico — 0.5%
Municipality of San Juan Puerto Rico, GO:
Series A	5.000%	7/1/27	65,000	65,977
Series A	5.000%	7/1/28	110,000	113,372
Series A	5.000%	7/1/29	110,000	114,919
Series A	5.000%	7/1/30	110,000	116,049
Series A	5.000%	7/1/31	100,000	106,356
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	5.625%	7/1/27	498,669	506,859
Subseries CW	0.000%	11/1/51	11,731	7,639 (a)
Total Puerto Rico				1,031,171
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — 0.7%
Charleston County, SC, Educational Excellence Financing Corp. Revenue, South Carolina Project, Series 2023, Refunding	5.000%	12/1/26	$920,000	$925,479
Lancaster County, SC, Special Assessment Revenue, Series 2025	4.250%	6/1/30	400,000	400,672 (d)
Total South Carolina				1,326,151
South Dakota — 0.8%

South Dakota HEFA Revenue, Westhills Village Retirement Community, Series B-2	3.250%	9/1/30	1,500,000	1,483,722
Tennessee — 1.1%
Metropolitan Government of Nashville & Davidson County, TN, Revenue, Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/29	585,000	614,426
Tennergy Corp., TN, Gas Supply Revenue, Series A	4.000%	9/1/28	1,500,000	1,514,398 (a)(c)
Total Tennessee				2,128,824
Texas — 8.8%
Austin Housing Finance Corp. Revenue, TX, Sage at Franklin Park, Series 2024	3.400%	11/1/27	500,000	502,791 (a)(c)
Corpus Christi, TX, GO, Series 2026	5.000%	3/1/29	400,000	419,793
El Paso County, TX, GO, Series 2026, Refunding	5.000%	2/15/27	500,000	505,708
Forney, TX, Independent School District, GO, School Building Bonds, Series 2025, Refunding, PSF - GTD	5.000%	8/15/27	500,000	511,449
FW Ramble, TX, Public Facility Corp. Revenue, Ramble and Rose Project	5.000%	10/1/32	530,000	555,206
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/28	500,000	515,907 (e)
First Lien, Series A	5.000%	8/1/29	350,000	365,715 (e)
First Lien, Series A	5.000%	8/1/30	500,000	527,516 (e)
First Lien, Series A	5.000%	8/1/31	1,000,000	1,063,532 (e)
Garland, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2023, PSF - GTD	5.000%	2/15/29	605,000	638,828
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series A, Refunding	5.000%	10/1/29	300,000	317,996
Hidalgo County, TX, GO, Limited Tax Bonds, Series 2025, Refunding	5.000%	8/15/27	100,000	102,080
Lavon, TX, Special Assessment Revenue, Trails of Lavon Public Improvement District Project	4.250%	9/15/32	142,000	143,197 (d)
Mesquite, TX, Housing Finance Corp. Revenue, Avanti Hills, Series 2026	3.210%	9/1/30	1,250,000	1,247,984 (a)(b)(c)
Northside, TX, ISD, GO, Unlimited Tax School Building Bonds, Series B, PSF - GTD	3.100%	8/1/29	1,500,000	1,492,018 (a)(c)
Schertz-Cibolo, TX, Universal City ISD, GO, Unlimited Tax School Building Bonds, Series B, PSF - GTD	3.125%	2/1/29	1,000,000	999,465 (a)(c)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Texas Health Resources System Revenue, Series B, Refunding	5.000%	11/15/29	1,675,000	1,771,658 (a)(c)
Terrell, TX, Housing Finance Corp. Revenue, Terrell Family Apartments, Series 2026	3.300%	9/1/29	1,000,000	1,004,026 (a)(c)
Texas State Affordable Housing Corp. Revenue, Single Family Mortgage Revenue Bonds, Series A, GNMA - Collateralized	5.250%	9/1/28	15,000	15,139
Texas State Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Series 2026	5.000%	4/1/36	2,000,000	2,076,412
Texas State Municipal Power Agency Revenue, Series 2021, Refunding, AG	3.000%	9/1/29	1,130,000	1,124,547
Trophy Club Public Improvement District No. 1, TX, Special Assessment Revenue, Town of Trophy Club, Series 2025, Refunding	5.000%	9/1/28	110,000	111,900
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
University of North Texas System Revenue, Series A, Refunding	5.000%	4/15/28	$785,000	$813,791
Total Texas				16,826,658
U.S. Virgin Islands — 0.7%
U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	1,000,000	1,039,833
Virgin Islands Transportation & Infrastructure Corp. Revenue:
Grant Anticipation Revenue Bonds, Federal Highway Grant Anticipation Revenue Loan Note, Series 2025, Refunding	5.000%	9/1/26	200,000	200,000
Grant Anticipation Revenue Bonds, Federal Highway Grant Anticipation Revenue Loan Note, Series 2025, Refunding	5.000%	9/1/27	160,000	162,778
Total U.S. Virgin Islands				1,402,611
Utah — 1.7%
Davis School District, UT, GO, Series 2016, School Bond Guaranty	2.500%	6/1/28	750,000	742,231
Downtown Revitalization Public Infrastructure District Revenue, UT:
First Lien Sales Tax, Seg Redevelopment Project, Series A, AG	5.000%	6/1/28	220,000	228,518
Second Lien Sales Tax, Seg Redevelopment Project, Series B, AG	5.000%	6/1/27	100,000	101,647
Second Lien Sales Tax, Seg Redevelopment Project, Series B, AG	5.000%	6/1/28	100,000	103,733
Second Lien Sales Tax, Seg Redevelopment Project, Series B, AG	5.000%	6/1/29	100,000	105,511
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.000%	7/1/27	190,000	193,233 (e)
Salt Lake City International Airport, Series A	5.000%	7/1/29	500,000	508,069 (e)
Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue:
Series 2019	5.000%	10/15/27	455,000	462,870
Series 2019	5.000%	10/15/29	500,000	520,003
Series 2021	3.000%	10/15/26	250,000	249,834
Utah State Infrastructure Agency, Telecommunications Revenue, Series 2022	5.000%	10/15/27	75,000	76,297
Total Utah				3,291,946
Virginia — 1.9%
City of Lynchburg, VA, EDA Revenue:
Centra Health Obligated Group, Series B, Refunding	5.000%	1/1/27	400,000	402,689
Centra Health Obligated Group, Series B, Refunding	5.000%	1/1/28	750,000	769,798
Newport News, VA, Redevelopment & Housing Authority Revenue, Stuart Gardens I Apartments, Series 2026, HUD Section 8	3.150%	7/1/28	2,000,000	1,999,596 (a)(c)
Virginia State Commonwealth Transportation Board Revenue, Series 2026, Refunding	5.000%	5/15/29	500,000	530,684
Total Virginia				3,702,767
Washington — 2.6%
Grays Harbor County, WA, Public Hospital District No. 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	5.750%	12/1/26	660,000	662,798
Port of Seattle, WA, Intermediate Lien Revenue:
Series B	5.000%	5/1/27	1,220,000	1,236,206 (e)
Series B, Refunding	5.000%	7/1/28	1,500,000	1,547,918 (e)
Washington State HFC Revenue, Providence St. Joseph Health, Series B	5.000%	10/1/30	600,000	640,283
Washington State HFC, Non-Profit Housing Revenue:
Blakeley and Laurel Villages Portfolio, Series A, BAM	5.000%	7/1/29	630,000	658,379 (d)
Blakeley and Laurel Villages Portfolio, Series A, BAM	5.000%	7/1/30	300,000	316,390 (d)
Total Washington				5,061,974
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

West Virginia — 0.3%

West Virginia State EDA Revenue, Kentucky Power Company - Mitchell Project, Series A, Refunding	3.750%	6/13/30	$500,000	$496,374 (a)(c)(e)
Wisconsin — 2.3%
Public Finance Authority, WI, Educational Facilities Revenue, Lindenwood Education System, Series 2026, Refunding	5.000%	6/1/27	1,150,000	1,161,239
Public Finance Authority, WI, Revenue:
DB Affordable Housing Certificates, Series 1	3.588%	5/1/29	1,000,000	999,072 (a)(c)(d)
Maniilaq Association Employee Housing Project, Series 2026	5.000%	12/1/31	750,000	788,965
Mid State Leasing LLC Project, Series A	5.000%	12/15/26	455,000	457,413
Mid State Leasing LLC Project, Series A	5.000%	12/15/27	350,000	357,914
Mid State Leasing LLC Project, Series A	5.000%	12/15/28	300,000	310,927
Wisconsin State HEFA Revenue, Hospital Sisters Credit Group, Series A, Refunding	5.000%	8/15/28	250,000	259,840
Total Wisconsin				4,335,370

Total Municipal Bonds (Cost — $192,932,301)				193,149,043
Collateralized Mortgage Obligations(g) — 0.6%
Freddie Mac Multifamily Certificates Revenue, Series 2019	2.543%	6/25/37	908,560	782,439
Freddie Mac Multifamily Certificates Revenue, Series A	3.350%	11/25/33	443,920	423,807

Total Collateralized Mortgage Obligations (Cost — $1,190,435)				1,206,246
Total Investments before Short-Term Investments (Cost — $194,122,736)				194,355,289
			Shares
Short-Term Investments — 0.0%††
Putnam Government Money Market Fund, Class P Shares (Cost — $94,584)	3.420%		94,584	94,584 (h)(i)
Total Investments — 101.7% (Cost — $194,217,320)				194,449,873
Liabilities in Excess of Other Assets — (1.7)%				(3,307,067)
Total Net Assets — 100.0%				$191,142,806

††	Represents less than 0.1%.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Maturity date shown represents the mandatory tender date.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $94,584 and the cost was $94,584 (Note 2).

See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Short-Term Municipal Income ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SOFR	—	Secured Overnight Financing Rate
TFA	—	Transitional Finance Authority
UPMC	—	University of Pittsburgh Medical Center
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Short-Term Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$193,149,043	—	$193,149,043
Collateralized Mortgage Obligations	—	1,206,246	—	1,206,246
Total Long-Term Investments	—	194,355,289	—	194,355,289
Short-Term Investments†	$94,584	—	—	94,584
Total Investments	$94,584	$194,355,289	—	$194,449,873

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$11,312,253	$87,407,580	87,407,580	$98,625,249	98,625,249

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$263,968	—	$94,584

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report